Variable Interest Entities	12 Months Ended
Dec. 31, 2012
Variable Interest Entities
Variable Interest Entities

2.              Variable Interest Entities

To comply with PRC laws and regulations that prohibit or restrict foreign ownership of companies that provides internet content, the Company provides its services through Shanghai HQS, Beijing HQS, Xique and Beijing Aizhenxin which holds the licenses and approvals to provide internet content in the PRC. The Company also provides certain matchmaking services through Jiayuan Shanghai Center which holds the licenses and approvals to provide matchmaking services in Shanghai, PRC. The Company obtained substantial ability to control Shanghai HQS and its subsidiary, Jiayuan Shanghai Center, through a series of contractual agreements entered into among Shanghai Miyuan, Shanghai HQS and the legal shareholders of Shanghai HQS. The Company also obtained substantial ability to control Beijing HQS, Xique and Aizhenxin through a series of contractual agreements entered into between Beijing Miyuan, Beijing HQS, Xique, Beijing Aizhenxin and their respective legal shareholders.

The Group adopted Financial Accounting Standard Board (the “FASB”) guidance on consolidating variable interest entities which require certain variable interest entities to be consolidated by the primary beneficiary of the entity. Management evaluated the relationships among Shanghai Miyuan, Shanghai HQS, and its legal shareholders and concluded that Shanghai Miyuan is the primary beneficiary of Shanghai HQS as Shanghai Miyuan is entitled to substantially all the economic risks and rewards of Shanghai HQS, and has the power to direct the activities that most significantly impact the economic performance of Shanghai HQS and its subsidiary, Jiayuan Shanghai Center. Management also evaluated the relationships between Beijing Miyuan, Beijing HQS, Xique, Beijing Aizhenxin and their respective legal shareholders and concluded that Beijing Miyuan is the primary beneficiary of Beijing HQS, Xique and Beijing Aizhenxin. Through the contractual arrangements, Beijing Miyuan is entitled to substantially all the economic risks and rewards, and has the power to direct the activities that most significantly impact the economic performance of Beijing HQS, Xique and Beijing Aizhenxin. As a result, Shanghai HQS and its subsidiary, Jiayuan Shanghai Center, Beijing HQS, Xique and Beijing Aizhenxin’s results of operations, assets and liabilities have been included in the Group’s consolidated financial statements.

The following is a summary of the contractual agreements entered into between Shanghai Miyuan, Shanghai HQS and its legal shareholders, and Jiayuan Shanghai Center. Unless otherwise stated, the contractual agreements entered into between Beijing Miyuan, Beijing HQS, Xique and Beijing Aizhenxin and their respective legal shareholders contain substantially similar terms as the contractual arrangements entered into between Shanghai Miyuan, Shanghai HQS and its respective shareholders (Note 2(a)).

(a)             Contractual arrangements among Shanghai Miyuan, Beijing Miyuan and their respective VIEs and shareholders

Exclusive technology license and service agreements

Under the exclusive technology license and service agreement entered into between Shanghai Miyuan and Shanghai HQS, Shanghai Miyuan has the exclusive right to provide to Shanghai HQS services including software and hardware licenses, technology support, technology consulting services and other services related to the business operations of Shanghai HQS. As consideration for such services, Shanghai HQS agrees to pay Shanghai Miyuan services fees equal to a certain percentage of their annual revenues as agreed by the parties from time to time. This agreement will expire on the tenth anniversary of the agreement signing date, and except by mutual agreement upon early termination by both parties in writing, the terms will be automatically extended for ten years.

Loan agreements

Pursuant to the loan agreement entered into between Shanghai Miyuan and the shareholders of Shanghai HQS, Shanghai Miyuan granted an interest-free loan of US$1,200 to the shareholders of Shanghai HQS, which shall only be used for Shanghai HQS’ working capital. The loan is repayable on demand. If Shanghai HQS’ shareholders intends to voluntarily repay the loan in whole or in part, Shanghai Miyuan or its designee may acquire a proportionate amount of the equity interests of Shanghai HQS from Shanghai HQS’ shareholders for a purchase price equal to the principal amount of the repaid loan. The loan has been eliminated upon the consolidation of Shanghai HQS.

On February 17, 2011, Beijing Miyuan and the legal shareholders of Beijing HQS and Xique signed loan agreements with substantially similar terms as stated above. The total amount of loans granted to the legal shareholders of Beijing HQS and Xique was RMB1,000 for each entity. On May 6, 2011, pursuant to the Assignment Agreement entered into between Beijing Miyuan, Shanghai Miyuan, Beijing HQS, Xique and their respective legal shareholders, the rights and obligations under the loan agreements by Beijing Miyuan were transferred to Shanghai Miyuan.

On August 13, 2012, Beijing Miyuan and the legal shareholders of Beijing Aizhenxin signed loan agreements with substantially similar terms as stated above. The total amount of loans granted to the legal shareholders of Beijing Aizhenxin was RMB20,000.

Exclusive equity transfer option agreements

Under the exclusive equity transfer option agreement among the Shanghai HQS, its shareholders and Shanghai Miyuan, Shanghai Miyuan has an exclusive option to purchase, or designate another qualified individual or entity to purchase, to the extent permitted by PRC law, part or all of the equity interest in Shanghai HQS owned by its shareholders. The purchase price for the entire equity interest of Shanghai HQS shall be the proportionate amount of the registered capital owned by such shareholders or an amount agreed by the parties in writing, provided that, in case of any compulsory requirement by then PRC law, the purchase price shall be the minimum price permitted by applicable PRC law. The exclusive equity transfer option agreement remains in effect until the completion of the transfer of all the shares in accordance with this agreement.

Voting rights entrustment agreements

Under the voting rights entrustment agreement among Shanghai Miyuan, Shanghai HQS and its shareholders, the Shanghai HQS’ shareholders grant Shanghai Miyuan or its designated qualified individual or entity the right to exercise all the voting rights as provided under its then articles of association. Except for mutual agreement on early termination by both parties in writing or any termination arising from Shanghai HQS or the Nominee Shareholders’ mutual breach of obligations thereunder, the term of the voting rights entrustment agreement will be automatically extended for ten years.

Equity pledge agreements

Pursuant to the equity pledge agreement between Shanghai Miyuan and its shareholders, the Shanghai HQS’ shareholders pledge all of their equity interest in Shanghai HQS to Shanghai Miyuan to secure their obligations under the loan agreement, the exclusive equity transfer option agreement and the voting rights entrustment agreement as well as Shanghai HQS’ obligations under the exclusive technology license and service agreement, each as described above. The equity pledge agreement will expire when Shanghai HQS and its shareholders have fully performed their obligations under the agreements described above.

(b)             Contractual arrangements with Jiayuan Shanghai Center and Shanghai HQS

Exclusive technology license and service agreements

Under the exclusive technology license and service agreement entered into between Jiayuan Shanghai Center and Shanghai Miyuan on January 25, 2011, Shanghai Miyuan has the exclusive right to provide services including software and hardware licenses, technology support, technology consulting services, and other services related to the business operation of Jiayuan Shanghai Center. As consideration for such services, Jiayuan Shanghai Center agrees to pay Shanghai Miyuan services fees equal to a certain percentage of their annual revenues as agreed by the parties from time to time. The agreement will expire on January 24, 2021, and, except by the mutual agreement upon early termination by the parties in writing, the terms of this agreement shall be automatically extended for ten years.

Cooperative operation agreements

Pursuant to the cooperative operation agreement entered into among Shanghai Miyuan, Shanghai HQS and Jiayuan Shanghai Center on January 25, 2011, in order to ensure Jiayuan Shanghai Center’s ability to make payments to Shanghai Miyuan under an exclusive technology license and service agreement, Shanghai HQS agrees to appoint designees of Shanghai Miyuan as members of the management committee and key employees of Jiayuan Shanghai Center upon the request of Shanghai Miyuan. This agreement will expire on January 24, 2021 and, unless terminated early by Shanghai Miyuan, the term will be automatically extended for ten years.

Under the contractual arrangements with the VIEs, the Company has the power to direct activities of the VIEs, and can have assets transferred freely out of the VIEs without any restrictions. Therefore the Company considers that there is no asset of a consolidated VIE that can be used only to settle obligations of the VIE, except for registered capital of the VIEs amounting to a total of RMB32,500 as of December 31, 2012. As all the consolidated VIEs are incorporated as limited liability companies under the PRC Company Law, creditors of the VIEs do not have recourse to the general credit of the Company for any of the liabilities of the consolidated VIEs.

Currently there is no contractual arrangement that could require the Company to provide additional financial support to the consolidated VIEs. As the Company is conducting certain business in the PRC mainly through the VIEs, the Company may provide such support on a discretionary basis in the future, which could expose the Company to a loss.

Please refer to Note 4(a) for the risks relating to the VIE arrangements and the impact of the VIEs on the Company’s financial performance.